Certain Risks and Concentration	12 Months Ended
Dec. 31, 2013
Certain Risks and Concentration [Abstract]
Certain Risks and Concentration

3. Certain Risks and Concentration

(a) Major customers

A significant portion of Group’s MVAS generates through and from CMCC, which is also a related party as a result of being a shareholder of Phoenix TV. CMCC is a major mobile network operator in China. It provides billing, collection and transmission services related to the paid services offered by most of the wireless service and content providers in China. The revenues generated through and from CMCC for the years ended December 31, 2011, 2012 and 2013 were RMB447.3 million, RMB434.8 million and RMB429.6 million (US$71.0 million), respectively, which accounted for 47.1%, 39.1% and 30.2% of respective years’ total revenues.

The accounts receivable from CMCC as of December 31, 2012 and 2013 were RMB58.5 million and RMB73.1 million (US$12.1 million), respectively, which is included on the consolidated balance sheets as ‘‘Amounts due from related parties’’. Except for CMCC, there is no other customer with revenues or receivables over 10% of total revenues or total accounts receivable, respectively.

(b) Credit risk

The Group’s credit risk arises from cash and cash equivalents, term deposits, restricted cash, as well as credit exposures to receivables due from its customers, related parties and other parties.

The Group expects that there is no significant credit risk associated with cash and cash equivalents, term deposits and restricted cash which were held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries, VIEs and the subsidiaries of one of the VIEs are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

The Group has no significant concentrations of credit risk with respect to its customers, except for the from CMCC as discussed above. The Group assesses the credit quality of and sets credit limits on its customers by taking into account their financial position, the availability of guarantee from third parties, their credit history and other factors such as current market conditions.

(c) Currency convertibility risk

The Group’s operating transactions and its assets and liabilities are mainly denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes by the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by PBOC. Remittances in currencies other than RMB by the Group in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

(d) PRC regulations

The Group is exposed to certain macro-economic and regulatory risks and uncertainties in the Chinese market. These uncertainties affect the ability of the Group to provide online advertising, mobile and Internet related services through contractual arrangements in the PRC since these industries remains highly regulated. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate these industries. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, the status of properties leased for the Group’s operations and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Group’s ability to conduct business in the PRC. The PRC government may also require the Group to restructure its operations entirely if it finds that its contractual arrangements do not comply with applicable laws and regulations. It is unclear how a restructuring could impact the Group’s business and operating results, as the PRC government has not yet found any such contractual arrangements to be in noncompliance. However, any such restructuring may cause significant disruption to the Group’s business operations.